Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Cost and Maturities of the Company's Repurchase Agreements

At December 31, 2017 and December 31, 2016, the respective cost and maturities of the Company’s repurchase agreements are as follows:

2017	Balance	Average Rate	Maturity
Various customers	$38,353	1.24%	Overnight

Total	$38,353	1.24%

2016	Balance	Average Rate	Maturity
Various customers	$47,655	0.91%	Overnight

Total	$47,655	0.91%